Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Warrants	WarrantsAs of March 31, 2022 and December 31, 2021, the Company’s public and private warrant liabilities includes public and private placement warrants that were originally issued by NextGen and subsequently assumed by the Company as part of the Closing of the Business Combination. The public and private placement warrants are recorded on the condensed consolidated balance sheet at fair value with the carrying amount subject to remeasurement to fair value as of any respective exercise date and as of each subsequent balance sheet date. The change in fair value upon remeasurement is recognized in the Company’s condensed consolidated statements of operations and comprehensive loss. For the three months ended March 31, 2022, there was no change in fair value in the public and private warrant liabilities, and accordingly, no gains or losses were recorded on the accompanying condensed consolidated statements of operations and comprehensive loss.
Public Warrants
Each whole warrant entitles the holder to purchase one share of Virgin Orbit common stock at a price of $11.50 per share, subject to adjustment as discussed below, at any time after March 25, 2022, except as described below. Pursuant to the warrant agreement, a public warrant holder may exercise the public warrants only for a whole number of shares of common stock. The public warrants will expire five years from completion of the Business Combination (or December 29, 2026), or earlier upon redemption or liquidation.
Redemption of warrants when the price per share of common stock equals or exceeds $18.00.
The Company may redeem the public warrants (except as described herein with respect to the private placement warrants):
•in whole and not in part;
•at a price of $0.01 per warrant;
•upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and
•if, and only if, the last reported sale price of the common stock for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date on which the notice of redemption is given to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share.
Redemption of warrants when the price per share of common stock equals or exceeds $10.00.
The Company may redeem the outstanding warrants:
•in whole and not in part;
•at $0.10 per public warrant;
•upon a minimum of 30 days’ prior written notice of redemption to each warrant holder;
•provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to the table below, based on the redemption date and the “fair market value” of common stock; and
•if, and only if, the Reference Value equals or exceeds $10.00 per share.
Private Placement Warrants
The private placement warrants are identical to the public warrants, except that the private placement warrants and the common shares issuable upon the exercise of the private placement warrants were not transferable, assignable or salable until 30 days after the Closing, subject to certain limited exceptions. Additionally, the private placement warrants will be exercisable on a cashless basis and be non-redeemable, except as described above under the heading “Redemption of warrants when the price per common share equals or exceeds $10.00,” so long as they are held by the initial purchasers or their permitted transferees. If the private placement warrants are held by someone other than the initial purchasers or their permitted transferees, the private placement warrants will be redeemable by the Company and exercisable by such holders on the same basis as the private placement warrants.
The following table provides quantitative information regarding the Private Placement Warrants Level 3 fair value inputs for the following measurement dates:

	As of
	March 31, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$7.30	$8.04
Option term (in years)	4.75	5.00
Volatility	38.1%	32.5%
Risk-free interest rate	2.42%	1.26%
Third-Party PIPE Investor Warrant
In connection with the Closing of the Business Combination, the Company granted a third-party investor of the PIPE Investment (“Third-Party PIPE Investor”) a warrant to purchase (including via cashless exercise) 500,000 shares of Virgin Orbit common stock at an exercise price of $10.00 per share, which has been classified as equity in accordance with ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging, the settlement of the instruments is indexed to shares of the Company’s common stock and qualifies for classification in equity. The Third-Party PIPE Investor warrant is (a) not transferable, (b) not subject to any redemption, termination (other than upon expiration of the exercise period) or right of rescission, (c) exercisable in whole or in part and (d) has an exercise period from the date of issuance to the earlier of (i) the five-year anniversary of the issuance of the Third-Party PIPE Investor warrant (or December 29, 2026) and (ii) a change in control of Virgin Orbit. The warrant shares shall (a) be listed on the Nasdaq or such other securities exchange as Virgin Orbit’s common stock is then listed on, (b) benefit from customary registration rights and (c) be subject to the restriction on transfer as stipulated by the lock-up agreement, dated August 22, 2021, by and between NextGen and the Third-Party PIPE Investor. The Third-Party PIPE Investor warrant was measured at the relative fair value at the Closing at $2.3 million as additional paid-in-capital in the condensed consolidated balance sheets.	Warrants
The Company’s public and private warrant liabilities as of December 31, 2021 includes public and private placement warrants that were originally issued by NextGen and subsequently assumed by the Company as part of the Closing of the Business Combination. The public and private placement warrants are recorded on the balance sheet at fair value with the carrying amount subject to remeasurement to fair value as of any respective exercise date and as of each subsequent balance sheet date. The change in fair value upon remeasurement is recognized in the Company’s consolidated statements of operations and comprehensive loss. For the period from the Transaction Close through December 31, 2021, the Company recognized a gain of approximately $3.7 million presented as change in fair value of the public and private warrant liabilities on the accompanying statements of operations and comprehensive loss.
Public Warrants
Each whole warrant entitles the holder to purchase one share of Virgin Orbit common stock at a price of $11.50 per share, subject to adjustment as discussed below, at any time after March 25, 2022, except as described below. Pursuant to the warrant agreement, a public warrant holder may exercise the public warrants only for a whole number of shares of common stock. The public warrants will expire five years from completion of the Business Combination (or December 29, 2026), or earlier upon redemption or liquidation.
Redemption of warrants when the price per share of common stock equals or exceeds $18.00.
The Company may redeem the public warrants (except as described herein with respect to the private placement warrants):
•in whole and not in part;
•at a price of $0.01 per warrant;
•upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and
•if, and only if, the last reported sale price of the common stock for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date on which the notice of redemption is given to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share.
Redemption of warrants when the price per share of common stock equals or exceeds $10.00.
The Company may redeem the outstanding warrants:
•in whole and not in part;
•at $0.10 per public warrant;
•upon a minimum of 30 days’ prior written notice of redemption to each warrant holder;
•provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to the table below, based on the redemption date and the “fair market value” of common stock; and
•if, and only if, the Reference Value equals or exceeds $10.00 per share.
Private Placement Warrants
The private placement warrants are identical to the public warrants, except that the private placement warrants and the common shares issuable upon the exercise of the private placement warrants were not transferable, assignable or salable until 30 days after the Closing, subject to certain limited exceptions. Additionally, the private placement warrants will be exercisable on a cashless basis and be non-redeemable, except as described above under the heading “Redemption of warrants when the price per common share equals or exceeds $10.00,” so long as they are held by the initial purchasers or their permitted transferees. If the private placement warrants are held by someone other than the initial purchasers or their permitted transferees, the private placement warrants will be redeemable by the Company and exercisable by such holders on the same basis as the private placement warrants.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of
December 31, 2021
Exercise price	$11.50
Stock price	$8.04
Option term (in years)	5.00
Volatility	33%
Risk-free interest rate	1.26%
Third-Party PIPE Investor WarrantIn connection with the Closing of the Business Combination, the Company granted a third-party investor of the PIPE Investment (“Third-Party PIPE Investor”) a warrant to purchase (including via cashless exercise) 500,000 shares of Virgin Orbit common stock at an exercise price of $10.00 per share, which has been classified as equity in accordance with ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging, the settlement of the instruments is indexed to shares of the Company’s common stock and qualifies for classification in equity. The Third-Party PIPE Investor warrant is (a) not transferable, (b) not subject to any redemption, termination (other than upon expiration of the exercise period) or right of rescission, (c) exercisable in whole or in part and (d) has an exercise period from the date of issuance to the earlier of (i) the five-year anniversary of the issuance of the Third-Party PIPE Investor warrant (or December 29, 2026) and (ii) a change in control of Virgin Orbit. The warrant shares shall (a) be listed on the Nasdaq or such other securities exchange as Virgin Orbit’s common stock is then listed on, (b) benefit from customary registration rights and (c) be subject to the restriction on transfer as stipulated by the lock-up agreement, dated August 22, 2021, by and between NextGen and the Third-Party PIPE Investor. The Third-Party PIPE Investor warrant was measured at the relative fair value at the Closing at $2.3 million as additional paid-in-capital in the consolidated balance sheets.